Reclassifications Out of Accumulated Other Comprehensive Loss	3 Months Ended
Mar. 30, 2013
Reclassifications Out of Accumulated Other Comprehensive Loss
13.	RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE LOSS

The following table presents of amounts reclassified out of accumulated other comprehensive loss by component for the periods presented as follows (in thousands):

	13-Weeks Ended
Accumulated Other Comprehensive Loss Components	March 30, 2013	March 31, 2012	Affected Line Item in the Statement Where Net Income is Presented
Defined benefit pensions plans:
Balance at beginning of period (1)	$(125,642)	$(111,482)

Other comprehensive income before reclassifications	—	—
Amortization of prior service cost	50	26	Distribution, selling and administration (2)
Amortization of net loss	3,285	3,447	Distribution, selling and administration (2)

	3,335	3,473	Total before income tax
	1,001	1,359	Income tax provision

Net current period comprehensive income	2,334	2,114	Net of tax

Balance at end of period (1)	$(123,308)	$(109,368)

Interest rate swap derivative cash flow hedge:
Balance at beginning of period (1)	$(542)	$(18,112)

Other comprehensive income before reclassifications	(653)	(2,082)
Amounts reclassified from other comprehensive income	2,042	8,422	Interest expense–net

	1,389	6,340	Total before income tax
	847	2,481	Income tax provision

	542	3,859	Net of tax

Balance at end of period (1)	$—	(14,253)

Accumulated Other Comprehensive Loss end of period (1)	$(123,308)	$(123,621)

(1)	Amounts are presented net of tax.
(2)	Included in the computation of net periodic pension costs. See Note – 12 Retirement Plans for additional information.